OTHER RESERVES (Details) - Schedule of Merger Reserve - Hedges of net investment in foreign operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Merger reserve
Beginning Balance	£ 7,766	£ 7,766	£ 7,976
Redemption of preference shares (note 40)			(210)
Ending Balance	£ 7,766	£ 7,766	£ 7,766